Organization and Business Description (Details) - USD ($)			6 Months Ended		12 Months Ended
		Feb. 23, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jul. 01, 2024	Feb. 27, 2024
Organization and Business Description [Line Items]
Incorporation date			May 16, 2023
Ordinary shares issued	[1]		35,308,040		46,595,743
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Consideration amount (in Dollars)			$ 50,000,000
Escrow deposit shares		13,000,000			13,000,000
Net profit (in Dollars)			$ 2,501,736	$ 19,550,448
2024 audited net profit					(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.
Shares to be issued per share upon business combination			1
Ordinary shares outstanding	[1]		35,308,040		33,595,743
Issuance of excluding earnout shares					13,000,000
Capitalized offering cost (in Dollars)			$ 2,572,889
Offering cost (in Dollars)			$ 359,000
Escrow Agreement [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			41,000,000
Escrow deposit shares			13,000,000
Business Combination with a SPAC [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)					$ 41,000,000
Excess amount of earnout (in Dollars)					41,000,000
PubCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
SinCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
PubCo [Member]
Organization and Business Description [Line Items]
Number of shares			41,000,000
Net profit (in Dollars)					41,000,000
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)					$ 41,000,000
TOYO Solar [Member]
Organization and Business Description [Line Items]
Ownership percentage							100.00%
Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares issued		41,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Net profit (in Dollars)
Shares vested					13,000,000
Earnout shares			13,000,000
Common Stock [Member] | PubCo [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			46,095,743			46,095,743
Ordinary shares outstanding						33,095,743
Issuance of excluding earnout shares						13,000,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).